Commitments Guarantees Product Warranties And Other Loss Contingencies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Commitments Guarantees Product Warranties And Other Loss Contingencies Disclosure [Abstract]
Schedule of product warranty
Product Warranties

	For the three months ended March 31
	2023	2022
Balance at beginning of period	$193	$161
Current-year provisions	49	55
Expenditures	(51)	(45)
Other changes	2	(1)

Balance at end of period	$193	$170

Product Warranties

	2022	2021	2020
Balance at January 1	$161	$157	$152
Current-year provisions	238	228	207
Expenditures	(199)	(221)	(205)
Other changes	(7)	(3)	3

Balance as of December 31	$193	$161	$157

Purchase obligation fiscal year maturity
As of December 31, 2022, we had the following purchase commitments that are legally binding and specify minimum purchase quantities or spending amounts. These purchase commitments do not exceed our projected requirements and the amounts below exclude open purchase orders with a remaining term of less than one year.
Other Contractual Obligations

	2023	2024	2025	2026	2027	Thereafter	Total
Other Contractual Obligations	$245	$174	$95	$86	$40	$40	$680